Note 8 - Capital Management	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
8
       Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to pursue the mining operations and exploration potential of the mineral properties. The Group’s capital includes shareholders’ equity, comprising issued share capital, reserves, accumulated other comprehensive income, accumulated deficit, bank loans and non-controlling interests.

	2018	2017

Total equity	78,808	69,211

The Group’s primary objective with respect to its capital management is to ensure that it has sufficient cash resources to maintain its on-going operations, to provide returns for shareholders and accommodate any rehabilitation provisions and to pursue growth opportunities. As at
December 31, 2018,
the Group is
not
subject to externally imposed capital requirements other than the term loan which is secured by a notarial bond over moveable assets (refer notes
17
and
27
) and there has been
no
change with respect to the overall capital risk management strategy.